Property, equipment, intangible assets and leases - Summary of property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 142,464	R$ 99,127	R$ 47,073
Additions	145,164	72,499	83,149
Write-offs	(51,497)	(8,463)	(6,625)
Transfers	(6,142)	0	0
Depreciation in the year	(25,957)	(20,699)	(24,470)
Ending balance	204,032	142,464	99,127
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	192,763	131,867
Ending balance	245,121	192,763	131,867
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(50,299)	(32,740)
Ending balance	(41,089)	(50,299)	(32,740)
Data Processing Systems
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,447	28,771	13,743
Additions	15,457	15,039	22,319
Write-offs	(2,432)	(304)	(40)
Transfers	(2,411)	0	31
Depreciation in the year	(11,179)	(9,059)	(7,282)
Ending balance	33,882	34,447	28,771
Data Processing Systems | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,235	48,023
Ending balance	53,871	62,235	48,023
Data Processing Systems | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27,788)	(19,252)
Ending balance	(19,989)	(27,788)	(19,252)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,756	21,641	13,261
Additions	5,539	9,942	10,448
Write-offs	(6,191)	(2,047)	(924)
Transfers	516	2,409	2,109
Depreciation in the year	(5,004)	(4,189)	(3,253)
Ending balance	22,616	27,756	21,641
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,086	29,613
Ending balance	32,592	38,086	29,613
Furniture and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,330)	(7,972)
Ending balance	(9,976)	(10,330)	(7,972)
Security systems
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,544	2,553	4,907
Additions	1,239	664	376
Write-offs	(535)	0	(30)
Transfers	(820)	0	192
Depreciation in the year	(425)	(1,673)	(2,892)
Ending balance	1,003	1,544	2,553
Security systems | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,716	6,388
Ending balance	2,158	7,716	6,388
Security systems | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,172)	(3,835)
Ending balance	(1,155)	(6,172)	(3,835)
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,717	46,162	15,162
Additions	2,650	22,315	9,930
Write-offs	(41,376)	(6,112)	(5,078)
Transfers	14,279	22,130	37,191
Depreciation in the year	(9,349)	(5,778)	(11,043)
Ending balance	44,921	78,717	46,162
Facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,726	47,843
Ending balance	54,890	84,726	47,843
Facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,009)	(1,681)
Ending balance	(9,969)	(6,009)	(1,681)
Fixed assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Additions	120,279	24,539	40,076
Write-offs	(963)	0	(553)
Transfers	(17,706)	(24,539)	(39,523)
Depreciation in the year	0	0	0
Ending balance	101,610	0	0
Fixed assets in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	101,610	0	0
Fixed assets in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	R$ 0	R$ 0	R$ 0